Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable	$ 1,505	$ 1,501	$ 1,516
Loans Receivable [Member]
Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable		1,083	1,085
Investment Securities [Member]
Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable		362	395
Deposits in Banks [Member]
Note 8 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable		$ 56	$ 36